Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit			12 Months Ended
		Jul. 21, 2021 shares	Dec. 31, 2021 shares
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date			1,358,459,707
Exchange Ratio		0.1413
The Commitment to issue the Company’s Common Stock			244,293,395
Redeemable Preference Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date			470,588,235
Exchange Ratio			0.1413
Class B Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date			452,941,177
Exchange Ratio			0.1413
Class A-1 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date			73,306,184
Exchange Ratio			0.1413
Class A-2 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date			138,737,629
Exchange Ratio			0.1413
Class A-3 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	[1]		1,281,976
Exchange Ratio	[1]		0.1413
Class A Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date			71,551,672
Exchange Ratio			0.1413
Class B Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date			150,052,834
Exchange Ratio			0.1413
Class A Common Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		127,949,403	127,949,403
Class A Common Stock [Member] | Redeemable Preference Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock			66,494,117
Class A Common Stock [Member] | Class A-1 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock			10,358,162
Class A Common Stock [Member] | Class A-2 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock			19,603,624
Class A Common Stock [Member] | Class A-3 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	[1]		181,143
Class A Common Stock [Member] | Class A Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock			10,109,892
Class A Common Stock [Member] | Class B Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock			21,202,465
Class B [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		64,000,588	64,000,588
Class B [Member] | Class B Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock			64,000,588

[1]	The Company issued Convertible Preferred Stock Class A-3 immediately prior to the Closing of the Business Combination to settle certain notes payable (see Note 10, Notes Payable). These shares converted into a commitment to issue Class A Common Stock upon the Closing.